Item 1:  Statement of Investments

			Value
Shares	COMMON STOCKS		(note 1a)
AEROSPACE/DEFENSE (2.7%)
325,000	United Technologies Corporation	(Cost $22,957,205)	$27,511,250
BUILDING AND REAL ESTATE (1.6%)
1,816,755	CEMEX, S.A. de C.V. ADR* (a)	(Cost $20,795,951)	16,223,624
COMMUNICATIONS AND INFORMATION SERVICES (6.6%)
960,000	Cisco Systems, Inc. (a)		16,464,000
300,000	MSCI Inc. Class A (a)		11,046,000
700,000	QUALCOMM Incorporated		38,381,000
		(Cost $47,448,301)	65,891,000
COMPUTER SOFTWARE AND SYSTEMS (8.8%)
60,000	Apple Inc. (a)		20,910,450
1,015,000	Dell Inc. (a)		14,727,650
770,000	Microsoft Corporation		19,550,300
55,000	Nintendo Co., Ltd.		14,932,938
360,000	Teradata Corporation (a)		18,252,000
		(Cost $80,719,797)	88,373,338
CONSUMER PRODUCTS AND SERVICES (10.7%)
350,000	Diageo plc ADR*		26,677,000
450,000	Nestle S.A.		25,988,963
325,000	PepsiCo, Inc.		20,933,250
206,000	Towers Watson & Co. Class A		11,424,760
700,495	Unilever N.V.		22,101,647
		(Cost $80,978,527)	107,125,620
ENVIRONMENTAL CONTROL (INCLUDING SERVICES) (5.2%)
957,100	Republic Services, Inc.		28,751,284
630,000	Waste Management, Inc.		23,524,200
		(Cost $39,190,474)	52,275,484
FINANCE AND INSURANCE (24.4%)
BANKING (3.9%)
500,000	Bond Street Holdings LLC (a) (b)		10,000,000
425,000	JPMorgan Chase & Co.		19,592,500
110,000	M&T Bank Corporation		9,731,700
		(Cost $27,690,799)	39,324,200
INSURANCE (11.8%)
315,000	Arch Capital Group Ltd. (a)		31,244,850
245,000	Everest Re Group, Ltd.		21,604,100
525,000	Fidelity National Financial, Inc.		7,418,250
37,500	Forethought Financial Group, Inc. Class A with Warrants (a) (c)		7,500,000
325,000	MetLife, Inc.		14,537,250
260,000	PartnerRe Ltd.		20,602,400
83,000	Transatlantic Holdings, Inc.		4,039,610
200,000	The Travelers Companies, Inc.		11,896,000
		(Cost $55,887,335)	118,842,460
OTHER (8.7%)
375,000	American Express Company		16,950,000
330,492	Aon Corporation		17,502,856
110	Berkshire Hathaway Inc. Class A (a)		13,783,000
1,666,667	Epoch Holding Corporation		26,300,005
590,000	Nelnet, Inc.		12,879,700
		(Cost $39,167,898)	87,415,561
		(Cost $122,746,032)	245,582,221

			Value
Shares	COMMON STOCKS (continued)		(note 1a)
HEALTH CARE / PHARMACEUTICALS (7.1%)
200,000	Celgene Corporation (a)		$11,515,000
262,100	Cephalon, Inc. (a)		19,940,568
529,900	Cytokinetics, Incorporated (a)		789,551
564,500	Gilead Sciences, Inc. (a)		23,974,315
755,808	Pfizer Inc.		15,350,460
195,344	Poniard Pharmaceuticals, Inc. (a)		81,849
		(Cost $64,607,847)	71,651,743
MACHINERY AND EQUIPMENT (4.9%)
1,200,000	ABB Ltd. ADR*		29,028,000
900,000	The Manitowoc Company, Inc.		19,692,000
		(Cost $23,703,922)	48,720,000
METALS AND MINING (2.0%)
224,200	Alpha Natural Resources, Inc. (a)		13,310,754
150,000	Nucor Corporation		6,903,000
		(Cost $16,054,563)	20,213,754
MISCELLANEOUS (5.1%)
	Other (d)	(Cost $55,806,597)	51,355,262
OIL AND NATURAL GAS (INCLUDING SERVICES) (14.8%)
296,478	Apache Corporation		38,814,900
300,000	Canadian Natural Resources Limited		14,829,000
130,062	Devon Energy Corporation		11,935,790
725,000	Halliburton Company		36,134,000
2,050,000	Weatherford International Ltd. (a)		46,330,000
		(Cost $74,191,385)	148,043,690
RETAIL TRADE (16.5%)
575,000	Costco Wholesale Corporation		42,159,000
400,000	J.C. Penney Company, Inc.		14,364,000
331,000	Target Corporation		16,553,310
1,512,400	The TJX Companies, Inc.		75,211,652
333,000	Wal-Mart Stores, Inc.		17,332,650
		(Cost $71,856,319)	165,620,612
SEMICONDUCTORS (2.6%)
575,000	ASML Holding N.V.	(Cost $13,463,950)	25,587,500
TECHNOLOGY (3.2%)
750,000	International Game Technology		12,172,500
1,900,000	Xerox Corporation		20,235,000
		(Cost $34,368,474)	32,407,500
TOTAL COMMON STOCKS (116.2%)		(Cost $768,889,344)	1,166,582,598
Warrants	WARRANT
BANKING (0.3%)
175,000	JPMorgan Chase & Co., expires 10/28/2018 (a)	(Cost $2,234,226)	2,936,500

			Value
Shares	SHORT-TERM SECURITY AND OTHER ASSETS		(note 1a)
17,624,536	SSgA Prime Money Market Fund (1.8%)	(Cost $17,624,536)	$17,624,536
TOTAL INVESTMENTS (e) (118.3%)		(Cost $788,748,106)	1,187,143,634
Cash, receivables and other assets less liabilities (0.6%)			6,807,753
PREFERRED STOCK (-18.9%)			(190,117,175)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)			$1,003,834,212

* ADR - American Depository Receipt
(a) Non-income producing security.
(b) Level 3 fair value measurement, restricted security acquired 11/4/09, aggregate cost $10,000,000, unit cost and fair value is $20 per share, note 2. Fair value is based upon dated bid and transaction prices provided via the NASDAQ OMX Group, Inc. PORTAL Alliance trading and transfer system for privately placed equity securities traded in the over-the-counter market among qualified investors and an evaluation of book value per share.
(c) Level 3 fair value measurement, restricted security acquired 11/3/09, aggregate cost $7,500,000, unit cost and fair value is $200 per share, note 2. Fair valuation is based upon a market approach using valuation metrics (market price-earnings and market price-book value multiples), and changes therein, relative to a peer group of companies established by the underwriters.
(d) Securities which have been held for less than one year, not previously disclosed, and not restricted.
(e) At March 31, 2011: the cost of investments for Federal income tax purposes was the same as the cost for financial reporting purposes, aggregate gross unrealized appreciation was $427,452,997, aggregate gross unrealized depreciation was $29,057,469, and net unrealized appreciation was $398,395,528.

Contracts			Value
(100 shares each)	COMMON STOCK/EXPIRATION DATE/EXERCISE PRICE		(note 1a)
CONSUMER PRODUCTS AND SERVICES
209	Visteon Corporation/June 2011/$70.00	(Premium Deposited with Broker $163,590)	$190,190
(see notes to financial statements)

NOTES TO FINANCIAL STATEMENTS
(Unaudited) General American Investors

General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

1. SECURITY VALUATION

Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt securities, domestic and foreign, are generally traded in the over-the-counter market rather than on a securities exchange. The Company utilizes the latest bid prices provided by independent dealers and information with respect to transactions in such securities to assist in determining current market value. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value. Special holdings (restricted securities) and other securities for which quotations are not readily available are valued at fair value determined in good faith pursuant to procedures established by and under the general supervision of the Board of Directors.

2. OPTIONS

The Company may purchase and write (sell) put and call options. The Company typically purchases put options or writes call options to hedge the value of portfolio investments while it typically purchases call options and writes put options to obtain equity market exposure under specified circumstances. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a put option is exercised, the premium reduces the cost basis for the securities purchased by the Company and is parenthetically disclosed under cost of investments on the Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

3. FAIR VALUE MEASUREMENTS

Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued using amortized cost and which transact at net asset value, typically $1 per share),
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.), and
Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Company’s net assets as of March 31, 2011:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,149,082,598	-	$17,500,000	$1,166,582,598
Warrant	2,936,500	-	-	2,936,500
Money Market	17,624,536	-	-	17,624,536
Total	$1,169,643,634	-	$17,500,000	$1,187,143,634

Liabilities
Option Written	($190,190)	-	-	($190,190)

The aggregate value of Level 3 portfolio investments changed during the three months ended March 31, 2011 as follows:

Change in portfolio valuations using significant unobservable inputs	Level 3
Fair value at December 31, 2010	$17,550,000
Net change in unrealized appreciation on investments	(50,000)
Fair value at March 31, 2011	$17,500,000

The reduction in net unrealized appreciation included in the results of operations attributable to Level 3 assets held at March 31, 2011 and reported within the caption Net change in unrealized appreciation/depreciation in the Statement of Operations:
$50,000

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of March 31, 2011, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 31, 2011, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a)under the Investment Company Act of 1940 are attached hereto as Exhibit 99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By: /s/ Eugene S. Stark Eugene S. Stark Vice-President, Administration Date: May 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Spencer Davidson
       Spencer Davidson
       President and Chief Executive Officer
      (Principal Executive Officer)

Date: May 2, 2011

By: /s/ Eugene S. Stark
       Eugene S. Stark
       Vice-President, Administration
      (Principal Financial Officer)

Date: May 2, 2011